Deferred Grant Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Grants [Roll Forward]
Deferred grant income beginning balance	$ 7,488	$ 0
Grants related to prior years	0	3,173
Grants received in 2020	2,769	4,315
Grant income recognized	(1,959)	0
Adjustment, net	146	0
Deferred grant income endingng balance	$ 8,444	$ 7,488